Lord Abbett   Micro-Cap Value Fund
              Micro-Cap Growth Fund




                             Annual Report for the Period Ended October 31, 1999





                                     [LOGO]


                               Statement of Net Assets
                               Micro-Cap Value Fund October 31, 1999




                               Investments                                                                  Shares             Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks   91.22%
------------------------------------------------------------------------------------------------------------------------------------
Air Transportation   .72%      Offshore Logistics Inc. *                                                        900       $    8,325
-------------------------------------------------------------------------------------------------------------------------===========
Aluminum   1.65%               Imco Recycling Inc.                                                            1,300           19,012
-------------------------------------------------------------------------------------------------------------------------===========
Apparel   3.40%                Garan Inc.                                                                       400           12,750
                               North Face Inc. *                                                              1,500           10,406
                               Phillips-Van Heusen                                                            2,000           16,000
                               Total                                                                                          39,156
-------------------------------------------------------------------------------------------------------------------------===========
Auto Parts:
Original Equipment   2.25%     Hawk Corp. - Class A *                                                         1,300            5,525
                               Jason Inc. *                                                                   2,700           20,419
                               Total                                                                                          25,944
-------------------------------------------------------------------------------------------------------------------------===========
Auto Trucks & Parts   1.57%    Oshkosh Truck Corp.                                                              600           18,038
-------------------------------------------------------------------------------------------------------------------------===========
Banks: Regional   3.09%        East-West Bancorp Inc.                                                         2,100           25,987
                               Klamath First Bancorp Inc.                                                       800            9,600
                               Total                                                                                          35,587
-------------------------------------------------------------------------------------------------------------------------===========
Biotechnology   1.78%          Gliatech Inc. *                                                                2,500           20,469
-------------------------------------------------------------------------------------------------------------------------===========
Computer: Software   1.85%     Radisys Corp. *                                                                  403           21,359
-------------------------------------------------------------------------------------------------------------------------===========
Containers   2.94%             BWAY Corporation *                                                               700            4,550
                               Ivex Packaging Corp. *                                                         3,100           29,256
                               Total                                                                                          33,806
-------------------------------------------------------------------------------------------------------------------------===========
Electrical Equipment   1.65%   Ballantyne of Omaha Inc. *                                                     1,900            9,856
                               Powell Industries Inc. *                                                       1,200            9,150
                               Total                                                                                          19,006
-------------------------------------------------------------------------------------------------------------------------===========
Electronics   13.54%           BEI Technologies Inc.                                                          2,400           27,000
                               Bel Fuse Inc. - Class A *                                                        900           35,831
                               Kollmorgen Corp.                                                               1,800           17,100
                               Rogers Corp. *                                                                 1,400           50,750
                               SBS Technologies Inc. *                                                          900           25,200
                               Total                                                                                         155,881
-------------------------------------------------------------------------------------------------------------------------===========
Electronics:
Semiconductor  2.68%           Anadigics Inc. *                                                                 800           30,800
-------------------------------------------------------------------------------------------------------------------------===========
Energy Equipment
& Services   1.03%             Transcoastal Marine Services *                                                 3,200           11,800
-------------------------------------------------------------------------------------------------------------------------===========
Engineer/
Control Services .41%          Baker (Michael) Corp. *                                                          800            4,700
-------------------------------------------------------------------------------------------------------------------------===========
Entertainment   .73%           Carmike Cinemas Inc. - Class A *                                                 700            8,444
-------------------------------------------------------------------------------------------------------------------------===========
Financial:
Miscellaneous   6.29%          Financial Federal Corp. *                                                      1,600           34,400
                               Medallion Financial Corp.                                                        900           18,394
                               MicroFinancial Inc.                                                            1,800           19,687
                               Total                                                                                          72,481
-------------------------------------------------------------------------------------------------------------------------===========
Gaming   1.81%                 Scientific Games Holdings Inc. *                                               1,200           20,850
-------------------------------------------------------------------------------------------------------------------------===========
Health Care Products   3.20%   ICU Medical Inc. *                                                             1,100           16,500
                               Meridian Diagnostics Inc.                                                      2,800           20,300
                               Total                                                                                          36,800
-------------------------------------------------------------------------------------------------------------------------===========
Industrial Products   1.03%    Sun Hydraulics Inc.                                                            1,700           11,900
-------------------------------------------------------------------------------------------------------------------------===========
Leisure   .73%                 Rawlings Sporting Goods Co. *                                                    900            8,438
-------------------------------------------------------------------------------------------------------------------------===========
Machinery   1.55%              CMI Corp. - Class A                                                            2,600           17,875
-------------------------------------------------------------------------------------------------------------------------===========

                                                                               1



                               Statement of Net Assets
                               Micro-Cap Value Fund October 31, 1999



                                                                                                          Shares or
                               Investments                                                             Principal Amount        Value
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing   1.65%          Koala Corp. *                                                                  1,200     $     18,975
-------------------------------------------------------------------------------------------------------------------------===========
Media   2.94%                  VDI MultiMedia *                                                               3,500           33,906
-------------------------------------------------------------------------------------------------------------------------===========
Metal Fabricating   .79%       Shaw Group Inc. (The) *                                                          400            9,100
-------------------------------------------------------------------------------------------------------------------------===========
Milling: Fruits/Grain   .64%   Midwest Grain Products Inc. *                                                    800            7,400
-------------------------------------------------------------------------------------------------------------------------===========
Miscellaneous:
Material/Processing   1.58%    Carbo Ceramics Inc.                                                              700           18,200
-------------------------------------------------------------------------------------------------------------------------===========
Office Furniture &
Business Equipment   1.67%     Falcon Products Inc.                                                           1,800           15,750
                               Neutral Posture Ergonomics Inc. *                                              2,000            3,500
                               Total                                                                                          19,250
-------------------------------------------------------------------------------------------------------------------------===========
Oil: Integrated
Domestic   3.91%               Basin Exploration Inc. *                                                       1,200           19,725
                               Mallon Resources Corp. *                                                       4,000           25,250
                               Total                                                                                          44,975
-------------------------------------------------------------------------------------------------------------------------===========
Plastics   1.37%               Summa Industries Inc. *                                                        1,400           15,750
-------------------------------------------------------------------------------------------------------------------------===========
REITs   1.21%                  Agree Realty Corp.                                                               900           13,950
-------------------------------------------------------------------------------------------------------------------------===========
Restaurants   1.70%            Buca Inc. *                                                                    1,600           19,600
-------------------------------------------------------------------------------------------------------------------------===========
Retail   6.18%                 Coldwater Creek Inc. *                                                         1,300           31,362
                               Catherines Stores Corp. *                                                      3,000           39,750
                               Total                                                                                          71,112
-------------------------------------------------------------------------------------------------------------------------===========
Services   2.42%               Analysts International Corp.                                                   1,700           19,869
                               Mac-Gray Corp. *                                                               1,700            7,969
                               Total                                                                                          27,838
-------------------------------------------------------------------------------------------------------------------------===========
Steel   2.48%                  Material Sciences Corp. *                                                      2,300           28,606
-------------------------------------------------------------------------------------------------------------------------===========
Telecommunications   5.28%     NYFIX Inc. *                                                                     700           24,938
                               Vari-L Company Inc. *                                                          3,500           35,875
                               Total                                                                                          60,813
-------------------------------------------------------------------------------------------------------------------------===========
Transportation:
Miscellaneous   2.20%          Airnet System Inc. *                                                           1,800           10,125
                               HUB Group Inc. - Class A *                                                       800           15,200
                               Total                                                                                          25,325
-------------------------------------------------------------------------------------------------------------------------===========
Truckers   .87%                Smithway Motor Express Corp. - Class A *                                       2,100            9,975
-------------------------------------------------------------------------------------------------------------------------===========
Wholesale   .43%               Pentacon Inc. *                                                                1,900            4,988
                               ------------------------------------------------------------------------------------------===========
                               Total Common Stocks   91.22% (Cost $1,030,865)                                              1,050,434
====================================================================================================================================
Short-term Investment 10.59%   FNMA Disc. Note   5.16% due 11/1/1999 (Cost $122,000)                       $122,000          122,000
-------------------------------------------------------------------------------------------------------------------------===========
                               Total Investments   101.81% (Cost $1,152,865)                                               1,172,434
====================================================================================================================================
Cash and Receivables, Net of Liabilitites  (1.81)%                                                                          (20,881)
====================================================================================================================================
Net Assets   100.00%                                                                                                      $1,151,553
====================================================================================================================================

                                 Class Y shares - Net asset value ($1,151,553  / 107,076 shares outstanding)                  $10.75

                               *  Non-income producing security.
                                  REIT Real Estate Investment Trust.
                                  See Notes to Financial Statements.

2


                               Statement of Net Assets
                               Micro-Cap Growth Fund October 31, 1999




                               Investments                                                                  Shares             Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks   91.33%
------------------------------------------------------------------------------------------------------------------------------------
Air Transportation   1.00%     Mesa Air Group Inc. *                                                          2,500        $  14,063
-------------------------------------------------------------------------------------------------------------------------===========
Apparel   10.23%               Aris Industries Inc. *                                                        10,700           27,419
                               Happy Kids Inc. *                                                              2,600           27,625
                               McNaughton Apparel Group Inc. *                                                3,800           30,162
                               Saucony Inc. - Class B *                                                       2,500           42,813
                               Tag-It Pacific Inc. *                                                          3,100           15,500
                               Total                                                                                         143,519
-------------------------------------------------------------------------------------------------------------------------===========
Biotechnology   4.78%          Cryolife Inc. *                                                                2,000           23,250
                               Hyseq Inc. *                                                                   3,400           19,338
                               Interpore International *                                                      4,000           24,500
                               Total                                                                                          67,088
-------------------------------------------------------------------------------------------------------------------------===========
Business Services   6.91%      A Consulting Team Inc. *                                                       2,400            9,900
                               Acsys Inc. *                                                                   3,000            5,625
                               Hall Kinion & Associates Inc. *                                                3,000           42,750
                               MDC Corporation Inc. - Class A *                                               2,000           20,500
                               Remedytemp Inc. *                                                              1,700           18,275
                               Total                                                                                          97,050
-------------------------------------------------------------------------------------------------------------------------===========
Capital Goods   1.22%          Flow International Corp. *                                                     1,500           17,062
-------------------------------------------------------------------------------------------------------------------------===========
Computer Services   1.07%      4front Technologies Inc. *                                                     1,100           14,988
-------------------------------------------------------------------------------------------------------------------------===========
Computer: Software   10.00%    Infonow Corporation *                                                          3,100           18,600
                               Landmark Systems Corp. *                                                       2,000           17,500
                               Made2Manage System Inc. *                                                        800            4,700
                               Mapinfo Corp. *                                                                  700           12,994
                               Mobius Management Systems Inc. *                                                 800            3,200
                               Net Perceptions Inc. *                                                         1,500           24,000
                               Segue Software Inc. *                                                          2,600           33,312
                               Spss Inc. *                                                                      600           10,650
                               Template Software Inc. *                                                       2,400           15,450
                               Total                                                                                         140,406
-------------------------------------------------------------------------------------------------------------------------===========
Consumer Products   6.20%      Cuisine Solutions Inc. *                                                      15,000           26,250
                               Educational Development Corp.                                                  8,300           36,312
                               Garden Fresh Restaurant Corp. *                                                  600            8,738
                               Horizon Organic Holding Corp. *                                                1,400           10,325
                               Planet Entertainment Corp. *                                                   3,300            5,465
                               Total                                                                                          87,090
-------------------------------------------------------------------------------------------------------------------------===========
Electronics   4.36%            American Xtal Technology Inc. *                                                1,000           12,937
                               Comptek Research Inc. *                                                        1,200           12,300
                               Measurement Specialties Inc. *                                                   900           17,888
                               Signal Technology Corp. *                                                      3,800           18,050
                               Total                                                                                          61,175
-------------------------------------------------------------------------------------------------------------------------===========
Environmental
Services   4.17%               Capital Environmental Resource Inc. *                                          3,600           18,450
                               U.S. Liquids Inc. *                                                            6,000           40,125
                               Total                                                                                          58,575
-------------------------------------------------------------------------------------------------------------------------===========

                                                                               3



                               Statement of Net Assets
                               Micro-Cap Growth Fund October 31, 1999




                                                                                                          Shares or
                               Investments                                                             Principal Amount        Value
------------------------------------------------------------------------------------------------------------------------------------
Health Care Products   8.19%   ATS Medical Inc. *                                                             1,800     $     16,650
                               Biosite Diagnostics Inc. *                                                     2,000           22,625
                               Boston Biomedica Inc. *                                                        5,700           22,087
                               Eclipse Surgical Technologies Inc. *                                           2,600           24,212
                               Endocardial Solutions Inc. *                                                   1,500           14,109
                               Microvision Inc. *                                                             1,000           15,313
                               Total                                                                                         114,996
-------------------------------------------------------------------------------------------------------------------------===========
Health Care Services   6.26%   AHT Corporation *                                                              4,000           14,500
                               Health Risk Management Inc. *                                                  3,000           24,750
                               Healthworld Corp. *                                                            1,200           20,250
                               Matria Healthcare Inc. *                                                       5,200           20,962
                               Promedco Management Company *                                                  3,500            7,438
                               Total                                                                                          87,900
-------------------------------------------------------------------------------------------------------------------------===========
Manufacturing   1.42%          GP Stratergies Corp. *                                                         1,700           19,975
-------------------------------------------------------------------------------------------------------------------------===========
Retail   9.74%                 Bradlees Inc. *                                                                2,600           29,250
                               DEB Shops Inc.                                                                 2,000           42,000
                               Gadzooks Inc. *                                                                4,000           32,000
                               United Retail Group Inc. *                                                     1,100           11,000
                               Vans Inc. *                                                                    2,000           22,500
                               Total                                                                                         136,750
-------------------------------------------------------------------------------------------------------------------------===========
Retail: Specialty   2.56%      Greg Manning Auctions Inc. *                                                   1,400           16,625
                               Shop at Home Inc. *                                                            1,800           19,238
                               Total                                                                                          35,863
-------------------------------------------------------------------------------------------------------------------------===========
Security Services   4.16%      Armor Holdings Inc. *                                                          2,400           23,250
                               Cornell Corrections Inc. *                                                     2,000           25,875
                               Ramsay Youth Services Inc. *                                                   4,000            9,250
                               Total                                                                                          58,375
-------------------------------------------------------------------------------------------------------------------------===========
Technology   .87%              Javelin Systems Inc. *                                                           800            6,600
                               Savoir Technolgy Group Inc. *                                                  1,200            5,550
                               Total                                                                                          12,150
-------------------------------------------------------------------------------------------------------------------------===========
Telecommunications   6.25%     Gentner Communications Corp. *                                                 4,600           50,025
                               Medialink Worldwide Inc. *                                                     1,100            8,525
                               Viasat Inc. *                                                                  1,100           29,150
                               Total                                                                                          87,700
-------------------------------------------------------------------------------------------------------------------------===========
Truckers   1.94%               Motor Cargo Industries Inc. *                                                  2,000           12,125
                               Old Dominion Freight Line *                                                    1,200           15,075
                               Total                                                                                          27,200
                               ------------------------------------------------------------------------------------------===========
                               Total Common Stocks   91.33% (Cost $1,256,451)                                              1,281,925
====================================================================================================================================
Short-term Investment   8.55%  FNMA Disc. Note   5.16% due 11/1/1999 (Cost $120,000)                       $120,000          120,000
-------------------------------------------------------------------------------------------------------------------------===========
                               Total Investments   99.88% (Cost $1,376,451)                                                1,401,925
====================================================================================================================================
Cash and Receivables, Net of Liabilitites  .12%                                                                                1,654
====================================================================================================================================
Net Assets   100.00%                                                                                                      $1,403,579
====================================================================================================================================


                                 Class Y shares - Net asset value ($1, 403,579  / 111,635 shares outstanding)                 $12.57
                                *Non-income producing security.
                                 See Notes to Financial Statements.

                                 Statements of Operations


                                                                                                          12/15/98*        12/15/98*
                                                                                                        to 10/31/99      to 10/31/99
                                                                                                          Micro-Cap        Micro-Cap
Investment Income                                                                                       Value Fund       Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Income                         Dividends                                                                  $  4,424      $       296
                               Interest                                                                      4,453            1,595
                               Total income                                                                  8,877            1,891
                               -----------------------------------------------------------------------------------------------------
Expenses                       Management fee                                                               10,786           13,059
                               Management fee waived                                                       (10,786)         (13,059)
                               Other                                                                         4,000            4,000
                               -----------------------------------------------------------------------------------------------------
                               Total expenses before reimbursement                                           4,000            4,000
                               Expenses reimbursed by Lord Abbett                                           (4,000)          (4,000)
                               -----------------------------------------------------------------------------------------------------
                               Net expenses                                                                      -                -
                               -----------------------------------------------------------------------------------------------------
                               Net investment income                                                         8,877            1,891
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investment transactions                                                               7,981          131,087
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                  19,569           25,474
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                             27,550          156,561
Net Increase in Net Assets Resulting from Operations                                                       $36,427         $158,452
------------------------------------------------------------------------------------------------------------------------------------

                               *Commencement of operations.
                                See Notes to Financial Statements.

                              Statements of Changes in Net Assets



                                                                                                         12/15/98*        12/15/98*
                                                                                                       to 10/31/99      to 10/31/99
                                                                                                         Micro-Cap        Micro-Cap
Increase in Net Assets                                                                                 Value Fund       Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Operations                     Net investment income                                                 $       8,877    $       1,891
                               Net realized gain from investment transactions                                7,981          131,087
                               Net unrealized appreciation of investments                                   19,569           2,5474
                               Net increase in net assets resulting from operations                         36,427          158,452
                               -----------------------------------------------------------------------------------------------------
Capital share transactions:
                               Net proceeds from sales of 107,076 and 111,635 shares, respectively       1,115,126        1,245,127
                               -----------------------------------------------------------------------------------------------------
                               Increase in net assets derived from capital share transactions            1,115,126        1,245,127
                               -----------------------------------------------------------------------------------------------------
Increase in net assets                                                                                   1,151,553        1,403,579
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                     Beginning of period                                                              --               --
                               -----------------------------------------------------------------------------------------------------
                               End of period (including undistributed net investment income
                               of $8,877 and $1,891, respectively)                                      $1,151,553       $1,403,579
                               -----------------------------------------------------------------------------------------------------

                              *Commencement of operations.

                               See Notes to Financial Statements.

Financial Highlights



                                                                                                          Micro-Cap        Micro-Cap
                                                                                                         Value Fund      Growth Fund
                                                                                                    Class Y Shares    Class Y Shares
                                                                                                          12/15/98*        12/15/98*
Per Share Operating Performance                                                                        to 10/31/99       to 10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                     $    10.00       $    10.00
      Income from investment operations
      Net investment income (b)                                                                                0.12             0.02
      Net realized and unrealized gain on investments                                                          0.63             2.55
      Total from investment operations                                                                         0.75             2.57
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                          $     10.75      $     12.57
------------------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                                                                              7.60%           25.70%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets (a):
      Expenses including waiver                                                                               0.00%            0.00%
      Expenses excluding waiver                                                                               1.80%            1.71%
      Net investment income                                                                                   1.08%            0.19%
      ------------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (000)                                                                        $1,152           $1,404
      Portfolio turnover rate                                                                                30.38%           41.18%
------------------------------------------------------------------------------------------------------------------------------------

     *Commencement of operations.

     (a)Not annualized.

     (b)Calculated using average shares outstanding during the period.

       See Notes to Financial Statements.Operations.

Notes to Financial Statements


1. SIGNIFICANT ACCOUNTING POLICIES
Lord Abbett Securities Trust (the "Trust") is an open-end management invest ment company, organized as a Delaware business trust. The Trust currently consists of seven separate portfolios. This report covers two of the portfolios
("Funds")--Micro-Cap Value Fund and Micro-Cap Growth Fund. The Funds are diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds: (a) Security valuation is determined as follows: Portfolio securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and ask prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and ask prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Short-term sec urities maturing in 60 days or less are valued at amortized cost which approximates market value. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Trustees. (b) It is the policy of the Funds to meet the requirements of the Internal Revenue Code applicable to regu lated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required. (c) Security transactions are recorded on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

2. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have management agreements with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Funds with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and super vision of the Funds' investment portfolios. The management fee is based on average daily net assets at the rate of 1.50% per annum. Lord Abbett voluntarily waived its fees for the period ended October 31, 1999.

3. DISTRIBUTIONS
Dividends from net investment income and distributions from net realized gain from investment transactions, if any, are declared and paid annually. At October 31, 1999, the accumulated net realized gain for financial reporting purposes, aggregated $7,981 and $131,087 for Micro-Cap Value Fund and Micro-Cap Growth Fund, respectively.
Distributions declared on November 17, 1999 and paid on November 26, 1999 to shareholders of record as of November 17, 1999 were as follows:

                                       Rate Per Share     Amount
--------------------------------------------------------------------------------
Micro-Cap Value Fund - Net Investment Income - Class Y         $0.091  $  10,566
--------------------------------------------------------------------------------
Micro-Cap Value Fund - Capital Gains - Class Y                 $0.069  $   8,011
--------------------------------------------------------------------------------
Micro-Cap Growth Fund - Net Investment Income - Class Y        $0.019  $   2,266
--------------------------------------------------------------------------------
Micro-Cap Growth Fund - Capital Gains - Class Y                $1.106   $131,886
--------------------------------------------------------------------------------

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

4. CAPITAL
As of October 31, 1999, paid in capital amounted to $1,115,126 and $1,245,127 for Micro-Cap Value Fund and Micro-Cap Growth Fund, respectively.

5. PURCHASES AND SALES OF SECURITIEs

Purchases and sales of investment securities (other than U.S. Government obligations and short-term investments) were as follows:

Fund                               Purchases               Sales
--------------------------------------------------------------------------------
Micro-Cap Value                   $1,249,165            $226,281
--------------------------------------------------------------------------------
Micro-Cap Growth                  $1,522,633            $397,269
--------------------------------------------------------------------------------

As of October 31, 1999, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                Net Unrealized       Unrealized          Unrealized
Fund              Appreciation     Appreciation        Depreciation
--------------------------------------------------------------------------------
Micro-Cap Value        $19,569         $153,066           $(133,497)
--------------------------------------------------------------------------------
Micro-Cap Growth       $25,474         $217,176           $(191,702)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

6. TRUSTEES' REMUNERATION
The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund.

To the Board of Trustees and Shareholders,
Lord Abbett Securities Trust:

We have audited the accompanying statements of net assets of Lord Abbett Securities Trust - Micro-Cap Value Fund and Micro-Cap Growth Fund as of October 31, 1999, the related statements of operations and of changes in net assets and the financial highlights for the period December 15, 1998 (commencement of operations) to October 31, 1999. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Securities Trust - Micro-Cap Value Fund and Micro-Cap Growth Fund at October 31, 1999, the results of their operations, the changes in their net assets and their financial highlights for the period December 15, 1998 (commencement of operations) to October 31, 1999, in conformity with generally accepted accounting principles.

[GRAPHIC OMITTED]

Deloitte & Touche LLP
New York, New York
December 23, 1999



Copyright(C)1999 by Lord Abbett Securities Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Securities Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Fund investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass. All rights reserved. Printed in the U.S.A.



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